Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	£ 4,535	£ 4,753	[1]
Liabilities	(758)	(713)
Net deferred tax (liability) asset	3,777	3,777		£ 4,040	[1]	£ 3,777
At 1 January	3,777	4,040	[1]
Income statement	(11)	(436)		(1,417)
Other comprehensive income and reserves	(414)	47
Other movements	(85)	126
At 31 December	3,267	3,777		4,040	[1]
Assets	4,449	4,535		4,753	[1]
Liabilities	(1,182)	(758)		(713)
Net deferred tax (liability) asset	3,777	3,777		4,040	[1]	3,777
Share-based payments and deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	359	384	[1]
Liabilities	0	0
Net deferred tax (liability) asset	359	359		384	[1]	(359)
At 1 January	359	384	[1]
Income statement	(19)	(26)
Other comprehensive income and reserves	9	(13)
Other movements	(5)	14
At 31 December	344	359		384	[1]
Assets	344	359		384	[1]
Liabilities	0	0		0
Net deferred tax (liability) asset	359	359		384	[1]	(359)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	112	157	[1]
Liabilities	0	0
Net deferred tax (liability) asset	112	157	[1]	157	[1]	(112)
At 1 January	112	157	[1]
Income statement	23	(62)
Other comprehensive income and reserves	2	8
Other movements	(9)	9
At 31 December	128	112		157	[1]
Assets	128	112		157	[1]
Liabilities	0	0		0
Net deferred tax (liability) asset	112	157	[1]	157	[1]	(112)
Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	46	52	[1]
Liabilities	(435)	(218)
Net deferred tax (liability) asset	(602)	(389)		(166)	[1]	389
At 1 January	(389)	(166)	[1]
Income statement	(4)	(120)
Other comprehensive income and reserves	(205)	(98)
Other movements	(4)	(5)
At 31 December	(602)	(389)		(166)	[1]
Assets	38	46		52	[1]
Liabilities	(640)	(435)		(218)
Net deferred tax (liability) asset	(602)	(389)		(166)	[1]	389
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	39	1	[1]
Liabilities	(10)	(76)
Net deferred tax (liability) asset	29	29		(75)	[1]	(29)
At 1 January	29	(75)	[1]
Income statement	0	7
Other comprehensive income and reserves	(210)	96
Other movements	0	1
At 31 December	(181)	29		(75)	[1]
Assets	0	39		1	[1]
Liabilities	(181)	(10)		(76)
Net deferred tax (liability) asset	29	29		(75)	[1]	(29)
Fixed asset timing differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,292	1,266	[1]
Liabilities	(16)	(28)
Net deferred tax (liability) asset	1,276	1,276		1,238	[1]	(1,276)
At 1 January	1,276	1,238	[1]
Income statement	51	(14)
Other comprehensive income and reserves	0	0
Other movements	(20)	52
At 31 December	1,307	1,276		1,238	[1]
Assets	1,338	1,292		1,266	[1]
Liabilities	(31)	(16)		(28)
Net deferred tax (liability) asset	1,276	1,276		1,238	[1]	(1,276)
Loan impairment allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	601	735	[1]
Liabilities	0	0
Net deferred tax (liability) asset	601	735	[1]	735	[1]	(601)
At 1 January	601	735	[1]
Income statement	(49)	(84)
Other comprehensive income and reserves	(40)	(48)
Other movements	(11)	(2)
At 31 December	501	601		735	[1]
Assets	501	601		735	[1]
Liabilities	0	0		0
Net deferred tax (liability) asset	601	735	[1]	735	[1]	(601)
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	529	596	[1]
Liabilities	0	0
Net deferred tax (liability) asset	529	529		596	[1]	(529)
At 1 January	529	596	[1]
Income statement	18	(103)
Other comprehensive income and reserves	0	1
Other movements	(24)	35
At 31 December	523	529		596	[1]
Assets	523	529		596	[1]
Liabilities	0	0		0
Net deferred tax (liability) asset	529	529		596	[1]	(529)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,377	1,362	[1]
Liabilities	(262)	(230)
Net deferred tax (liability) asset	1,115	1,132	[1]	1,132	[1]	(1,115)
At 1 January	1,115	1,132	[1]
Income statement	(31)	(26)
Other comprehensive income and reserves	72	(7)
Other movements	(10)	16
At 31 December	1,146	1,115		1,132	[1]
Assets	1,458	1,377		1,362	[1]
Liabilities	(312)	(262)		(230)
Net deferred tax (liability) asset	£ 1,115	£ 1,132	[1]	£ 1,132	[1]	£ (1,115)

[1]	Following the adoption of IFRS 9 and IFRS 15 on 1 January 2018, additional deferred tax assets of £ 627 m were recognised